Consolidated Statements of Shareholders' Equity (USD $)	Total	Class A Shares	Additional Paid-In Capital	Accumulated Comprehensive Loss	Retained Earnings / (Accumulated Deficit)
Balance at Dec. 31, 2010	$ 490,471,667	$ 5,587	$ 430,389,637	$ 0	$ 60,076,443
Shares issued, beginning balance at Dec. 31, 2010		5,587,026
Issuance of Class A common shares	12,140,396	395	12,140,001
Issuance of Class A common shares (number of shares)		395,260
Issuance of non-vested Class A common share awards		108	(108)
Issuance of non-vested Class A common share awards (number of shares)		108,000
Cancellation of non-vested Class A common share awards (number of shares)		(460)
Share based compensation	5,089,042		5,089,042
Dividends paid ($0.50 per share in 2011)	(2,978,199)				(2,978,199)
Net Loss	(283,498,759)				(283,498,759)
Other comprehensive (loss) / income	0
Balance at Dec. 31, 2011	221,224,147	6,090	447,618,572	0	(226,400,515)
Shares issued, ending balance at Dec. 31, 2011		6,089,826
Issuance of Class A common shares	9,943,893	4,902	9,938,991
Issuance of Class A common shares (number of shares)		4,901,961
Issuance of non-vested Class A common share awards		10	(10)
Issuance of non-vested Class A common share awards (number of shares)		9,800
Cancellation of non-vested Class A common share awards		(1)	1
Cancellation of non-vested Class A common share awards (number of shares)		(184)
Share based compensation	2,536,702		2,536,702
Net Loss	(17,557,125)				(17,557,125)
Other comprehensive (loss) / income	(627,104)			(627,104)
Balance at Dec. 31, 2012	215,520,513	11,001	460,094,256	(627,104)	(243,957,640)
Shares issued, ending balance at Dec. 31, 2012		11,001,403
Issuance of Class A common shares	31,860,750	6,218	31,854,532
Issuance of Class A common shares (number of shares)		6,218,039
Issuance of non-vested Class A common share awards		450	(450)
Issuance of non-vested Class A common share awards (number of shares)		450,000
Share based compensation	1,855,253		1,855,253
Net Loss	(16,953,032)				(16,953,032)
Other comprehensive (loss) / income	367,293			367,293
Balance at Dec. 31, 2013	$ 232,650,777	$ 17,669	$ 493,803,591	$ (259,811)	$ (260,910,672)
Shares issued, ending balance at Dec. 31, 2013		17,669,442